Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

On July 9, 2026, the Company acquired MCM for a purchase price of HK$2,200,000 (approximately US$280,000). After the MCM Acquisition, MCM became a wholly owned subsidiary of Yau Tat HK. On August 11, 2026, MCM changed its name to Hong Kong Wintah Insurance Broker Limited.

11. Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2026 through the date of issuance of the financial statements and has determined that it does not have any material subsequent events to disclose in these financial statements other than described below.

On May 22, 2026, our Board approved the 2026 Plan, and the shares available for issuance under the 2026 Plan were subsequently registered on a Form S-8 filed on June 2, 2026. The 2026 Plan is designed to attract, retain, and motivate directors, consultants, and key employees to exert their best efforts on behalf of us and align their interests with those of our stockholders. Under the 2026 Plan, we have authorized the issuance of up to 1,295,427 shares of common stock for awards, subject to an automatic annual increase of 5% of the total number of shares of common stock outstanding on the last day of the immediately preceding calendar year beginning January 1, 2027. As of the date of this prospectus, 2026, we have not issued or granted any shares under the 2026 Plan.